Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001703056
Registrant Name	ADT Inc.
Registration File Number	333-277698
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES